Notional Amounts of Outstanding Derivative Instruments (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Net Investment Hedges
Derivative [Line Items]
Notional amount		$ 864
Interest Rate Swaps
Derivative [Line Items]
Notional amount	$ 13,099	7,620
Forward Interest Rate Swaps
Derivative [Line Items]
Notional amount		750
Cross Currency Swaps
Derivative [Line Items]
Notional amount	12,890	$ 9,675
Interest Rate Caps
Derivative [Line Items]
Notional amount	$ 2,540